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    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 17, 2006

                                                     1933 ACT FILE NO. 033-23166
                                                     1940 ACT FILE NO. 811-05624

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

                             REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933                      /X/
                         PRE-EFFECTIVE AMENDMENT NO.                         / /
                        POST-EFFECTIVE AMENDMENT NO. 61                      /X/
                                     AND/OR
                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940                 /X/
                                AMENDMENT NO. 62                             /X/

                                   ----------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 548-7786

                                 AMY R. DOBERMAN
                    MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (Name and Address of Agent for Service)

                                   ----------

                                    COPY TO:
          CARL FRISCHLING, ESQ.                  STUART M. STRAUSS, ESQ.
   KRAMER LEVIN NAFTALIS & FRANKEL LLP           CLIFFORD CHANCE US LLP
       1177 AVENUE OF THE AMERICAS                 31 WEST 52ND STREET
        NEW YORK, NEW YORK 10036                NEW YORK, NEW YORK 10019

                                   ----------

  IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

  / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485. /X/ ON AUGUST 1, 2006 PURSUANT TO PARAGRAPH (b) OF RULE 485.
  / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485. / / ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485.
  / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485. / / ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485.

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     The sole purpose of this filing is to delay the effectiveness of the
Fund's Post-Effective Amendment No. 60 to its Registration Statement until August 1, 2006. Parts A, B and C of Registrant's Post-Effective Amendment
No. 60 under the Securities Act of 1933 and No. 61 under the Investment Company Act of 1940, filed on May 3, 2006, are incorporated by reference herein.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement purusant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 61 to Registration Statement No. 811-05624 to be signed on behalf of the undersigned, thereunto duly authorized, in the City of New York and State of New York on this 17th day of July, 2006.

                                 MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                 By:   /s/ Ronald E. Robison
                                       --------------------------------
                                       Ronald E. Robison
                                       President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 61 has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURES                               TITLE
                 ----------                               -----
(1) Principal Executive Officer               Executive Vice President and Principal Executive Officer

By: /s/Ronald E. Robison
    ---------------------------
    Ronald E. Robison

(2) Principal Financial Officer               Treasurer and Chief Financial Officer

By: /s/James Garrett
    ---------------------------
    James Garrett

(3) Majority of the Directors

INDEPENDENT DIRECTORS

Michael Bozic             Joseph J. Kearns
Edwin J. Garn             Michael E. Nugent
Wayne E. Hedien           Fergus Reid
Dr. Manuel H. Johnson

By: /s/Carl Frischling
    ---------------------------
    Carl Frischling
    Attorney-In-Fact for the
    Independent Directors

MANAGEMENT DIRECTORS

Charles A. Fiumefreddo (Chairman)
James F. Higgins

By: /s/Barry Fink
    ---------------------------
    Barry Fink
    Attorney-in-Fact for the
    Management Directors